Baird Ultra Short Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 50.0%	Par	Value
Financials - 20.9%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	$53,109,000	$52,995,304
4.80%, 04/18/2026 (a)	1,000,000	997,785
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025 (Callable 06/15/2025)	15,140,000	15,183,990
1.75%, 01/30/2026 (Callable 12/30/2025)	17,139,000	16,735,399
4.45%, 04/03/2026 (Callable 02/03/2026)	3,205,000	3,202,027
AIB Group PLC, 7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025) (a)	31,242,000	31,700,353
Air Lease Corp.
3.38%, 07/01/2025 (Callable 06/01/2025)	31,460,000	31,358,556
2.88%, 01/15/2026 (Callable 12/15/2025)	19,167,000	18,888,878
3.75%, 06/01/2026 (Callable 04/01/2026)	9,495,000	9,393,012
Aircastle Ltd.
5.25%, 08/11/2025 (Callable 07/11/2025) (a)	51,012,000	51,043,707
4.25%, 06/15/2026 (Callable 04/15/2026)	9,218,000	9,141,979
Aviation Capital Group LLC
4.13%, 08/01/2025 (Callable 06/01/2025) (a)	14,868,000	14,816,227
1.95%, 01/30/2026 (Callable 12/30/2025) (a)	4,243,000	4,143,619
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (Callable 12/15/2025) (a)	17,096,000	17,166,872
4.25%, 04/15/2026 (Callable 03/15/2026) (a)	4,563,000	4,537,406
4.38%, 05/01/2026 (Callable 03/01/2026) (a)	8,065,000	8,018,150
Banco Bilbao Vizcaya Argentaria SA, 5.86% to 09/14/2025 then 1 yr. CMT Rate + 2.30%, 09/14/2026 (Callable 09/14/2025)	34,862,000	35,023,492
Banco Santander SA, 5.15%, 08/18/2025	100,000	100,177
Bank of America Corp.
1.32% to 06/19/2025 then SOFR + 1.15%, 06/19/2026 (Callable 06/19/2025)	12,817,000	12,725,395
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026 (Callable 07/22/2025)	45,230,000	45,251,116
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025) (a)	42,023,000	42,313,260
Bank of Nova Scotia, 4.50%, 12/16/2025	55,305,000	55,208,574
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	35,484,000	35,409,436
5.30% to 08/09/2025 then 1 yr. CMT Rate + 2.30%, 08/09/2026 (Callable 08/09/2025)	20,250,000	20,288,543
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 09/15/2025)	21,786,000	21,692,803
BNP Paribas SA
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025) (a)	30,200,000	30,050,666
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	31,422,000	30,594,078
Boston Properties LP, 3.65%, 02/01/2026 (Callable 11/03/2025)	21,164,000	20,936,555
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)	875,000	860,615
5.98% to 01/18/2026 then SOFR + 2.10%, 01/18/2027 (Callable 01/18/2026) (a)	15,335,000	15,472,168
Capital One Financial Corp., 4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026 (Callable 07/24/2025)	1,600,000	1,600,428
Cooperatieve Rabobank UA
4.38%, 08/04/2025	42,700,000	42,592,840
1.34% to 06/24/2025 then 1 yr. CMT Rate + 1.00%, 06/24/2026 (Callable 06/24/2025) (a)	13,931,000	13,820,185
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (Callable 06/16/2025) (a)	21,256,000	21,126,028
Danske Bank AS, 1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	35,967,000	35,483,128
Deutsche Bank AG/New York NY
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026 (Callable 07/14/2025)	11,400,000	11,437,084
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)	47,666,000	46,809,885
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	3,600,000	3,700,551
Discover Bank, 4.25%, 03/13/2026	6,888,000	6,855,602
Federation des Caisses Desjardins du Quebec, 4.40%, 08/23/2025 (a)	2,109,000	2,104,834
Fifth Third Bank NA, 3.85%, 03/15/2026 (Callable 02/15/2026)	13,816,000	13,700,410
First Horizon Corp., 4.00%, 05/26/2025 (Callable 05/02/2025)	21,978,000	21,928,748
FNB Corp./PA, 5.15%, 08/25/2025 (Callable 07/25/2025)	9,945,000	9,943,571
Goldman Sachs Group, Inc., 5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026 (Callable 08/10/2025)	29,500,000	29,619,627
Hanover Insurance Group, Inc., 4.50%, 04/15/2026 (Callable 01/15/2026)	38,450,000	38,347,527
Host Hotels & Resorts LP
4.00%, 06/15/2025 (Callable 04/17/2025)	36,951,000	36,915,061
4.50%, 02/01/2026 (Callable 11/01/2025)	22,846,000	22,759,938
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	24,500,000	24,465,166
2.10% to 06/04/2025 then SOFR + 1.93%, 06/04/2026 (Callable 06/04/2025)	8,625,000	8,583,908
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	18,002,000	17,961,686
ING Groep NV, 1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)	16,300,000	15,835,337
Jackson National Life Global Funding, 5.60%, 04/10/2026 (a)	8,105,000	8,180,543
Jefferies Financial Group, Inc., 5.00%, 02/10/2026 (Callable 08/11/2025)	41,325,000	41,373,000
JPMorgan Chase & Co., 2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	39,952,000	39,886,764
Kimco Realty OP LLC, 3.85%, 06/01/2025 (Callable 04/17/2025)	3,703,000	3,696,482
Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (a)	10,613,000	10,644,980
Macquarie Bank Ltd., 4.88%, 06/10/2025 (a)	15,355,000	15,347,286
Macquarie Group Ltd., 1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (Callable 01/12/2026) (a)	32,034,000	31,222,775
Mizuho Financial Group, Inc., 4.35%, 10/20/2025 (a)	1,930,000	1,925,107
Morgan Stanley, 2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	41,615,000	41,532,697
NatWest Group PLC, 7.47% to 11/10/2025 then 1 yr. CMT Rate + 2.85%, 11/10/2026 (Callable 11/10/2025)	41,963,000	42,652,997
Nomura Holdings, Inc., 1.85%, 07/16/2025	46,543,000	46,174,060
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (a)	3,891,000	3,923,097
Reliance Standard Life Global Funding II, 2.75%, 05/07/2025 (a)	6,895,000	6,880,189
Santander UK Group Holdings PLC
1.53% to 08/21/2025 then 1 yr. CMT Rate + 1.25%, 08/21/2026 (Callable 08/21/2025)	23,837,000	23,515,156
6.83% to 11/21/2025 then SOFR + 2.75%, 11/21/2026 (Callable 11/21/2025)	31,226,000	31,616,564
Societe Generale SA
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025) (a)	36,142,000	35,307,503
6.45% to 01/12/2026 then 1 yr. CMT Rate + 2.30%, 01/12/2027 (Callable 01/12/2026) (a)	12,800,000	12,955,799
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)	11,825,000	11,411,426
Standard Chartered PLC
6.17% to 01/09/2026 then 1 yr. CMT Rate + 2.05%, 01/09/2027 (Callable 01/09/2026) (a)	2,000,000	2,020,646
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	22,868,000	22,296,300
Synchrony Bank, 5.40%, 08/22/2025 (Callable 07/22/2025)	2,525,000	2,528,414
Synchrony Financial
4.88%, 06/13/2025 (Callable 05/13/2025)	12,238,000	12,231,940
4.50%, 07/23/2025 (Callable 05/02/2025)	37,803,000	37,760,959
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)	2,750,000	2,739,484
Truist Bank, 3.63%, 09/16/2025 (Callable 08/16/2025)	10,175,000	10,124,582
Truist Financial Corp., 4.26% to 07/28/2025 then SOFR + 1.46%, 07/28/2026 (Callable 07/28/2025)	25,708,000	25,660,901
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025) (a)	4,165,000	4,145,437
6.37% to 07/15/2025 then SOFR + 3.34%, 07/15/2026 (Callable 07/15/2025) (a)	6,000,000	6,023,892
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	8,265,000	8,329,656
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026) (a)	38,030,000	37,012,136
Wells Fargo & Co.
3.91% to 04/25/2025 then SOFR + 1.32%, 04/25/2026 (Callable 04/25/2025)	18,655,000	18,642,513
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026 (Callable 04/30/2025)	26,273,000	26,218,153
		1,704,823,124

Industrials - 26.7%(b)
7-Eleven, Inc., 0.95%, 02/10/2026 (Callable 01/10/2026) (a)	62,131,000	60,144,544
Amcor Finance USA, Inc., 3.63%, 04/28/2026 (Callable 01/28/2026)	5,085,000	5,030,588
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025 (Callable 04/17/2025)	19,920,000	19,892,286
Anglo American Capital PLC, 4.88%, 05/14/2025 (a)	4,892,000	4,890,860
Apache Corp., 7.95%, 04/15/2026	2,000,000	2,039,433
AutoNation, Inc., 4.50%, 10/01/2025 (Callable 07/01/2025)	22,046,000	22,008,481
Avnet, Inc., 4.63%, 04/15/2026 (Callable 01/15/2026)	39,998,000	39,938,486
Baxalta, Inc., 4.00%, 06/23/2025 (Callable 05/02/2025)	12,083,000	12,062,843
Bayer US Finance II LLC
2.85%, 04/15/2025 (a)	2,677,000	2,675,100
5.50%, 08/15/2025 (a)	1,384,000	1,386,288
4.25%, 12/15/2025 (Callable 10/15/2025) (a)	52,644,000	52,408,644
Berry Global, Inc., 1.57%, 01/15/2026 (Callable 12/15/2025)	59,899,000	58,384,363
Boeing Co., 2.20%, 02/04/2026 (Callable 04/12/2025)	16,712,000	16,351,042
Brambles USA, Inc., 4.13%, 10/23/2025 (Callable 07/25/2025) (a)	4,145,000	4,132,456
Canadian Natural Resources Ltd., 2.05%, 07/15/2025 (Callable 06/15/2025)	22,930,000	22,754,677
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 07/23/2025 (Callable 05/02/2025)	54,436,000	54,422,721
CNH Industrial Capital LLC, 3.95%, 05/23/2025	4,525,000	4,519,108
Colonial Pipeline Co., 3.75%, 10/01/2025 (Callable 07/01/2025) (a)	2,744,000	2,727,104
Coty, Inc., 5.00%, 04/15/2026 (Callable 05/02/2025) (a)	17,884,000	17,822,894
CRH America, Inc., 3.88%, 05/18/2025 (Callable 05/02/2025) (a)	13,207,000	13,181,106
CVS Health Corp., 3.88%, 07/20/2025 (Callable 04/20/2025)	55,475,000	55,314,231
Daimler Truck Finance North America LLC, 5.15%, 01/16/2026 (a)	4,850,000	4,869,743
DCP Midstream Operating LP, 5.38%, 07/15/2025 (Callable 05/02/2025)	31,463,000	31,480,474
Discovery Communications LLC
3.95%, 06/15/2025 (Callable 05/02/2025)	8,605,000	8,586,728
4.90%, 03/11/2026 (Callable 12/11/2025)	3,674,000	3,674,201
Element Fleet Management Corp., 3.85%, 06/15/2025 (Callable 05/15/2025) (a)	11,470,000	11,443,498
Energy Transfer LP, 5.95%, 12/01/2025 (Callable 09/01/2025)	7,714,000	7,750,025
EQT Corp., 3.13%, 05/15/2026 (Callable 05/02/2025) (a)	4,354,000	4,276,891
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	1,675,000	1,658,077
1.00%, 09/15/2025 (Callable 08/15/2025)	16,807,000	16,546,989
Fiserv, Inc., 3.85%, 06/01/2025 (Callable 05/02/2025)	21,326,000	21,283,280
Flex Ltd.
4.75%, 06/15/2025 (Callable 05/02/2025)	16,757,000	16,744,803
3.75%, 02/01/2026 (Callable 01/01/2026)	40,680,000	40,319,840
Florida Gas Transmission Co. LLC, 4.35%, 07/15/2025 (Callable 05/02/2025) (a)	24,324,000	24,261,976
FMC Corp., 5.15%, 05/18/2026 (Callable 04/18/2026)	27,858,000	27,929,186
Ford Motor Credit Co. LLC
5.13%, 06/16/2025 (Callable 05/16/2025)	2,800,000	2,798,138
4.13%, 08/04/2025	5,165,000	5,135,286
4.39%, 01/08/2026	20,174,000	20,059,532
6.95%, 03/06/2026 (Callable 02/06/2026)	9,125,000	9,224,389
6.95%, 06/10/2026 (Callable 05/10/2026)	21,897,000	22,235,666
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025 (Callable 05/02/2025)	25,924,000	25,872,194
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	1,711,000	1,719,646
General Motors Financial Co., Inc.
3.80%, 04/07/2025	2,000,000	1,999,506
2.75%, 06/20/2025 (Callable 05/20/2025)	10,000,000	9,952,502
4.30%, 07/13/2025 (Callable 05/02/2025)	6,315,000	6,304,312
6.05%, 10/10/2025	8,764,000	8,817,848
1.25%, 01/08/2026 (Callable 12/08/2025)	5,000,000	4,864,132
5.25%, 03/01/2026 (Callable 12/01/2025)	4,250,000	4,258,162
5.40%, 04/06/2026	14,675,000	14,736,302
1.50%, 06/10/2026 (Callable 05/10/2026)	6,700,000	6,441,800
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026 (Callable 03/10/2026)	2,150,000	2,083,208
Glencore Funding LLC
4.00%, 04/16/2025 (a)	4,968,000	4,966,582
1.63%, 09/01/2025 (Callable 08/01/2025) (a)	20,493,000	20,220,986
Global Payments, Inc.
1.20%, 03/01/2026 (Callable 02/01/2026)	1,860,000	1,801,335
4.80%, 04/01/2026 (Callable 01/01/2026)	16,511,000	16,515,145
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026) (a)	4,023,000	3,883,000
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025) (a)	19,979,000	19,689,068
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (Callable 06/15/2025) (a)	20,737,000	20,674,675
6.19%, 11/01/2025 (a)	15,148,000	15,237,427
GXO Logistics, Inc., 1.65%, 07/15/2026 (Callable 06/15/2026)	26,719,000	25,667,392
Harman International Industries, Inc., 4.15%, 05/15/2025 (Callable 05/02/2025)	53,875,000	53,808,195
HCA, Inc.
5.25%, 04/15/2025	11,917,000	11,917,721
5.88%, 02/15/2026 (Callable 08/15/2025)	9,475,000	9,512,249
5.25%, 06/15/2026 (Callable 12/15/2025)	37,748,000	37,858,298
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (Callable 07/15/2025) (c)	3,621,000	3,623,634
1.75%, 04/01/2026 (Callable 03/01/2026)	20,339,000	19,790,666
Hubbell, Inc., 3.35%, 03/01/2026 (Callable 12/01/2025)	6,627,000	6,545,876
Hyundai Capital America
6.00%, 07/11/2025 (a)	1,370,000	1,373,840
1.80%, 10/15/2025 (Callable 09/15/2025) (a)	2,000,000	1,967,920
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	9,874,000	9,617,409
5.50%, 03/30/2026 (a)	9,154,000	9,231,128
1.50%, 06/15/2026 (Callable 05/15/2026) (a)	17,479,000	16,824,785
5.65%, 06/26/2026 (a)	4,000,000	4,043,646
Illumina, Inc., 5.80%, 12/12/2025 (Callable 11/12/2025)	14,834,000	14,939,332
Infor LLC, 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	4,643,000	4,595,849
Intel Corp., 3.70%, 07/29/2025 (Callable 05/02/2025)	30,650,000	30,527,664
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (Callable 09/01/2025) (a)	37,961,000	37,263,738
Jabil, Inc., 1.70%, 04/15/2026 (Callable 03/15/2026)	9,850,000	9,566,519
Johnson Controls International PLC, 3.90%, 02/14/2026 (Callable 11/14/2025)	47,593,000	47,295,440
Kinder Morgan, Inc., 4.30%, 06/01/2025 (Callable 05/02/2025)	31,567,000	31,535,174
Lennox International, Inc., 1.35%, 08/01/2025 (Callable 07/01/2025)	37,559,000	37,103,329
Mattel, Inc., 3.38%, 04/01/2026 (Callable 04/12/2025) (a)	17,307,000	17,035,979
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (a)	4,000,000	3,997,990
MPLX LP, 4.88%, 06/01/2025 (Callable 04/09/2025)	20,299,000	20,298,158
Nissan Motor Acceptance Co. LLC, 2.00%, 03/09/2026 (Callable 02/09/2026) (a)	1,410,000	1,357,716
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025) (a)	26,762,000	26,464,305
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/17/2025)	6,250,000	6,238,941
Occidental Petroleum Corp.
5.88%, 09/01/2025 (Callable 04/04/2025)	2,663,000	2,667,155
5.55%, 03/15/2026 (Callable 12/15/2025)	5,644,000	5,666,700
3.40%, 04/15/2026 (Callable 01/15/2026)	4,900,000	4,821,159
ONEOK, Inc., 4.15%, 06/01/2025 (Callable 05/02/2025)	18,331,000	18,287,065
Oracle Corp., 2.50%, 04/01/2025	9,119,000	9,119,000
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	8,943,000	8,921,797
1.20%, 11/15/2025 (Callable 10/15/2025) (a)	14,528,000	14,200,380
4.45%, 01/29/2026 (Callable 11/29/2025) (a)	2,491,000	2,484,878
5.75%, 05/24/2026 (Callable 04/24/2026) (a)	8,115,000	8,205,877
POSCO, 4.38%, 08/04/2025 (a)	15,593,000	15,563,183
PVH Corp., 4.63%, 07/10/2025 (Callable 06/10/2025)	30,950,000	30,934,361
Regal Rexnord Corp., 6.05%, 02/15/2026	58,933,000	59,379,152
Reliance, Inc., 1.30%, 08/15/2025 (Callable 07/15/2025)	12,138,000	11,974,576
Rogers Communications, Inc., 3.63%, 12/15/2025 (Callable 09/15/2025)	33,061,000	32,768,679
Rolls-Royce PLC, 3.63%, 10/14/2025 (Callable 07/14/2025) (a)	22,420,000	22,255,518
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026 (Callable 01/01/2026) (a)	13,806,000	13,593,279
Royalty Pharma PLC, 1.20%, 09/02/2025 (Callable 08/02/2025)	55,748,000	54,884,465
Ryder System, Inc.
4.63%, 06/01/2025 (Callable 05/02/2025)	5,564,000	5,560,498
3.35%, 09/01/2025 (Callable 08/01/2025)	5,750,000	5,718,116
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026) (a)	10,594,000	10,223,246
SK Hynix, Inc.
6.25%, 01/17/2026 (a)	15,888,000	16,040,159
1.50%, 01/19/2026 (a)	12,316,000	12,005,269
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	45,244,000	45,980,186
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	1,055,000	1,023,206
Stanley Black & Decker, Inc., 6.27%, 03/06/2026 (Callable 04/12/2025)	11,278,000	11,280,518
Steel Dynamics, Inc., 2.40%, 06/15/2025 (Callable 05/15/2025)	40,507,000	40,289,080
TransCanada PipeLines Ltd., 4.88%, 01/15/2026 (Callable 10/15/2025)	7,570,000	7,575,687
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026 (Callable 11/01/2025)	46,892,000	47,734,938
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)	2,609,000	2,531,576
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	39,058,000	38,533,828
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/2025 (Callable 04/08/2025) (a)	43,920,000	43,908,796
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025 (a)	16,083,000	16,054,313
3.95%, 06/06/2025 (a)	13,422,000	13,397,607
5.40%, 03/20/2026 (a)	1,223,000	1,231,423
Vontier Corp., 1.80%, 04/01/2026 (Callable 03/01/2026)	10,649,000	10,329,800
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)	25,169,000	24,440,250
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	56,487,000	56,260,568
Williams Cos., Inc., 5.40%, 03/02/2026	4,583,000	4,615,184
		2,172,868,172

Utilities - 2.4%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (c)	3,257,000	3,275,753
Ameren Corp., 3.65%, 02/15/2026 (Callable 11/15/2025)	3,095,000	3,070,827
Appalachian Power Co., 3.40%, 06/01/2025 (Callable 05/02/2025)	7,636,000	7,615,353
Avangrid, Inc., 3.20%, 04/15/2025 (Callable 04/12/2025)	15,606,000	15,593,386
CMS Energy Corp., 3.00%, 05/15/2026 (Callable 02/15/2026)	10,092,000	9,909,868
Constellation Energy Generation LLC, 3.25%, 06/01/2025 (Callable 05/02/2025)	3,488,000	3,477,163
DTE Energy Co., 1.05%, 06/01/2025 (Callable 05/02/2025)	24,400,000	24,237,443
East Ohio Gas Co., 1.30%, 06/15/2025 (Callable 05/15/2025) (a)	17,379,000	17,240,822
Enel Finance International NV, 4.50%, 06/15/2025 (a)(c)	9,100,000	9,087,057
Eversource Energy, 4.75%, 05/15/2026	14,239,000	14,245,460
Exelon Corp., 3.95%, 06/15/2025 (Callable 04/17/2025)	7,340,000	7,329,400
FirstEnergy Corp., 1.60%, 01/15/2026 (Callable 12/15/2025)	11,612,000	11,318,433
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (Callable 10/15/2025) (a)	810,000	806,453
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025	26,090,000	26,196,179
NiSource, Inc., 0.95%, 08/15/2025 (Callable 07/15/2025)	23,300,000	22,996,520
Puget Energy, Inc., 3.65%, 05/15/2025 (Callable 05/02/2025)	23,450,000	23,407,403
		199,807,520
TOTAL CORPORATE BONDS (Cost $4,066,631,958)		4,077,498,816

U.S. TREASURY SECURITIES - 13.0%	Par	Value
United States Treasury Note/Bond
0.38%, 01/31/2026	400,000,000	387,831,248
4.63%, 02/28/2026	345,000,000	346,525,545
4.50%, 03/31/2026	325,000,000	326,344,242
TOTAL U.S. TREASURY SECURITIES (Cost $1,060,130,064)		1,060,701,035

ASSET-BACKED SECURITIES - 12.4%	Par	Value
Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, 07/15/2027 (Callable 07/15/2027)	13,439,700	13,431,578
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.68%, 05/17/2032 (Callable 11/15/2027) (a)	6,166,188	6,255,021
Series 2024-B, Class A2, 4.97%, 09/15/2032 (Callable 03/15/2028) (a)	5,649,512	5,685,112
American Express Travel Related Services Co., Inc.
Series 2022-2, Class A, 3.39%, 05/15/2027	48,628,000	48,551,678
Series 2022-3, Class A, 3.75%, 08/15/2027	59,871,000	59,679,952
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 07/15/2026) (a)	9,568,097	9,589,034
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/2027	15,812,000	15,778,608
Series 2022-A2, Class A2, 5.00%, 04/15/2028	9,251,000	9,278,279
Bank of America Auto Trust, Series 2024-1A, Class A2, 5.57%, 12/15/2026 (Callable 12/15/2026) (a)	5,954,255	5,970,190
Barclays Dryrock Funding LLC
Series 2022-1, Class A, 3.07%, 02/15/2028	52,190,000	52,155,372
Series 2023-1, Class A, 4.72%, 02/15/2029	36,200,000	36,287,010
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/2027 (Callable 04/15/2026)	7,093,483	7,049,490
CarMax Auto Owner Trust
Series 2022-1, Class A3, 1.47%, 12/15/2026 (Callable 04/15/2026)	11,160,833	11,063,476
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 02/15/2027)	31,848,457	31,928,314
Series 2023-4, Class A2A, 6.08%, 12/15/2026 (Callable 12/15/2026)	5,567,309	5,580,177
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 03/25/2028) (a)	5,275,000	5,346,992
Series 2024-3A, Class A2, 5.53%, 09/27/2027 (Callable 09/27/2027) (a)	14,559,566	14,618,797
Citizens Auto Receivables Trust
Series 2024-1, Class A2A, 5.43%, 10/15/2026 (Callable 10/15/2026) (a)	4,817,309	4,824,957
Series 2024-2, Class A2A, 5.54%, 11/16/2026 (Callable 11/16/2026) (a)	7,275,804	7,292,677
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 09/22/2028 (Callable 10/22/2025) (a)	24,461,959	24,540,558
Series 2024-2, Class A2, 4.69%, 08/22/2030 (Callable 04/22/2027) (a)	7,850,000	7,858,963
Discover Card Execution Note Trust, Series 2022-A2, Class A, 3.32%, 05/15/2027	63,975,000	63,868,360
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (Callable 07/20/2026) (a)	1,522,387	1,526,091
DLLAD LLC
Series 2023-1A, Class A2, 5.19%, 04/20/2026 (Callable 04/20/2026) (a)	266,496	266,545
Series 2024-1A, Class A2, 5.50%, 08/20/2027 (Callable 08/20/2027) (a)	6,573,519	6,607,800
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 01/20/2026 (Callable 01/20/2026) (a)	2,299,381	2,301,868
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026 (Callable 11/16/2026)	1,921,520	1,922,945
First National Master Note Trust, Series 2023-1, Class A, 5.13%, 04/15/2029	14,009,000	14,089,378
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37%, 10/17/2033 (Callable 04/15/2026) (a)	18,283,000	17,703,557
Ford Credit Floorplan LLC
Series 2020-2, Class A, 1.06%, 09/15/2027	19,992,000	19,665,533
Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)	46,981,000	47,184,155
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	55,745,000	56,294,200
GM Financial Leasing Trust, Series 2023-1, Class A3, 5.16%, 04/20/2026 (Callable 07/20/2025)	306,925	307,013
GreatAmerica Leasing Receivables, Series 2024-2, Class A2, 5.28%, 03/15/2027 (Callable 03/15/2027) (a)	12,011,000	12,067,861
Harley-Davidson Customer Funding Corp.
Series 2024-A, Class A2, 5.65%, 02/16/2027 (Callable 02/16/2027)	1,444,697	1,448,743
Series 2024-B, Class A2, 4.62%, 08/16/2027 (Callable 08/16/2027)	18,655,891	18,660,460
Honda Auto Receivables Owner Trust
Series 2023-3, Class A2, 5.71%, 03/18/2026 (Callable 03/18/2026)	1,384,159	1,384,850
Series 2023-4, Class A3, 5.67%, 06/21/2028 (Callable 03/21/2027)	4,600,000	4,655,416
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031 (Callable 12/20/2026) (a)	3,699,039	3,707,958
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027) (a)	4,726,698	4,784,088
Huntington Funding LLC, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (Callable 03/15/2027) (a)	8,717,764	8,735,201
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A3, 5.15%, 06/15/2026 (Callable 10/15/2025) (a)	7,545,379	7,550,387
Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 03/15/2026) (a)	68,183,000	68,569,761
IPFS Corp., Series 2022-C, Class A, 3.89%, 05/15/2027 (a)	14,701,000	14,687,087
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 05/25/2025) (a)	253,909	252,979
Kubota Credit Owner Trust, Series 2024-1A, Class A2, 5.39%, 01/15/2027 (Callable 01/15/2027) (a)	21,488,648	21,558,031
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3, 0.46%, 06/15/2026 (Callable 12/15/2025)	452,107	451,376
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 10/15/2026) (a)	10,147,093	10,289,711
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027 (a)	30,320,000	30,279,653
Santander Holdings USA, Inc., Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 02/15/2026) (a)	1,582,737	1,582,733
SBNA Auto Lease Trust
Series 2024-A, Class A2, 5.45%, 01/20/2026 (Callable 01/20/2026) (a)	1,961,234	1,961,768
Series 2024-B, Class A2, 5.67%, 11/20/2026 (Callable 11/20/2026) (a)	4,591,270	4,601,085
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A, 5.89%, 03/22/2027 (Callable 03/22/2027) (a)	1,168,177	1,169,203
Series 2024-3A, Class A2, 4.71%, 05/22/2028 (Callable 05/22/2028) (a)	4,750,769	4,753,058
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/2034 (Callable 09/25/2027) (a)	14,200,000	14,207,314
Synchrony Bank
Series 2022-A1, Class A, 3.37%, 04/15/2028 (Callable 04/15/2025)	52,645,000	52,613,555
Series 2022-A2, Class A, 3.86%, 07/15/2028	6,800,000	6,784,453
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2025) (a)(d)	7,047,101	6,850,474
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (Callable 05/25/2025) (a)	62,447,000	62,112,078
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 10/25/2026) (a)	3,428,574	3,472,351
Verizon Master Trust, Series 2022-6, Class A, 3.67%, 01/22/2029 (Callable 07/20/2025)	24,273,000	24,199,785
TOTAL ASSET-BACKED SECURITIES (Cost $1,004,466,089)		1,007,895,099

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%	Par	Value
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2015-UBS7, Class A4, 3.71%, 09/15/2048 (Callable 09/15/2025)	2,650,000	2,631,182
Series 2016-UB10, Class A4, 3.17%, 07/15/2049 (Callable 02/15/2031)	8,950,000	8,777,168
BBCMS Trust, Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)	5,648,936	5,481,640
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)	5,900,000	5,810,108
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	4,836,865	4,764,361
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	9,000,588	8,929,528
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	23,815,000	23,535,888
Series 2015-P1, Class A5, 3.72%, 09/15/2048 (Callable 05/15/2026)	15,034,736	14,947,447
Series 2016-P5, Class A4, 2.94%, 10/10/2049 (Callable 10/10/2026)	6,040,000	5,816,066
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/2049 (Callable 04/10/2026)	8,209,241	8,048,970
Commercial Mortgage Pass Through Certificates
Series 2014-UBS4, Class A5, 3.69%, 08/10/2047 (Callable 07/10/2029)	887,323	874,111
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	15,304,131	15,220,737
Series 2015-CR26, Class A4, 3.63%, 10/10/2048 (Callable 08/10/2027)	12,633,000	12,541,135
Series 2015-CR27, Class A4, 3.61%, 10/10/2048 (Callable 10/10/2025)	3,405,000	3,382,691
Series 2015-LC23, Class A4, 3.77%, 10/10/2048 (Callable 11/10/2025)	12,908,800	12,802,934
Series 2016-COR1, Class A4, 3.09%, 10/10/2049 (Callable 08/10/2027)	7,560,300	7,288,635
Computershare Corporate Trust
Series 2015-C28, Class A4, 3.54%, 05/15/2048 (Callable 05/15/2025)	11,620,472	11,594,588
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	2,000,000	1,985,137
Series 2015-LC22, Class A4, 3.84%, 09/15/2058 (Callable 09/15/2025)	15,295,000	15,205,111
Series 2015-NXS3, Class A4, 3.62%, 09/15/2057 (Callable 10/15/2025)	5,710,000	5,668,032
Series 2015-NXS4, Class A4, 3.72%, 12/15/2048 (Callable 11/15/2025)	3,849,000	3,817,860
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	975,000	966,000
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	6,341,341	6,306,115
Series 2016-C34, Class A3, 2.83%, 06/15/2049 (Callable 05/15/2026)	14,620,000	14,376,834
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	17,255,000	16,838,135
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	9,969,863	9,947,536
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	12,848,591	12,792,439
Series 2015-C4, Class A4, 3.81%, 11/15/2048 (Callable 11/15/2025)	7,500,000	7,450,044
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2025)	2,268,453	2,179,397
Series 2014-GC24, Class A5, 3.93%, 09/10/2047 (Callable 04/10/2025)	165,920	164,748
Series 2015-GC32, Class A4, 3.76%, 07/10/2048 (Callable 07/10/2025)	3,559,346	3,544,094
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	10,990,000	10,857,942
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	26,491,453	26,213,298
JP Morgan Chase Commercial Mortgage Securities
Series 2015-JP1, Class A5, 3.91%, 01/15/2049 (Callable 12/15/2025)	5,803,000	5,745,296
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	955,650	930,338
Series 2016-JP3, Class A5, 2.87%, 08/15/2049 (Callable 09/15/2026)	1,841,150	1,783,600
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	120,189	118,786
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	2,068,673	2,016,627
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	1,758,245	1,714,359
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	1,108,913	1,066,242
Series 2015-C29, Class A4, 3.61%, 05/15/2048 (Callable 01/15/2026)	10,027,759	10,005,619
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	27,711,000	27,432,770
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	21,245,000	21,014,337
Series 2016-C1, Class A5, 3.58%, 03/17/2049 (Callable 02/15/2026)	9,646,445	9,523,145
Mcp Holding Co. LLC, Series 2015-GC30, Class A4, 3.38%, 05/10/2050 (Callable 05/10/2025)	5,448,524	5,440,336
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 04/15/2025)	3,442,376	3,433,955
Series 2015-C23, Class A4, 3.72%, 07/15/2050 (Callable 11/15/2025)	31,541,000	31,420,050
Series 2015-C25, Class A5, 3.64%, 10/15/2048 (Callable 09/15/2025)	3,305,000	3,280,751
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	1,500,000	1,488,409
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	26,124,000	25,733,180
Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	2,751,050	2,703,068
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2026)	3,650,000	3,598,066
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $442,242,176)		449,208,845

MUNICIPAL BONDS - 0.6%	Par	Value
City of Middletown OH, 6.05%, 04/29/2025	4,400,000	4,403,193
City of West Carrollton OH, 6.90%, 05/01/2025	4,790,000	4,793,476
New Jersey Transportation Trust Fund Authority, 5.09%, 06/15/2025	30,950,000	30,977,738
Peralta Community College District, 0.00%, 08/05/2031 (Callable 08/05/2025)	1,250,000	1,229,224
Township of Weehawken NJ, 5.75%, 08/15/2025	4,152,200	4,161,932
TOTAL MUNICIPAL BONDS (Cost $45,526,603)		45,565,563

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.4%	Par	Value
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 04/25/2025) (a)(d)	2,948,849	2,866,106
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2025) (a)(d)	5,286,719	5,091,354
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2025) (a)(d)	10,025,641	9,511,223
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 04/25/2025) (a)(d)	5,668,250	5,268,900
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 07/25/2028) (a)(d)	37,118	36,974
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 10/25/2028) (a)(d)	1,166,340	1,133,332
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2030) (a)(d)	5,395,241	5,263,382
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 04/25/2034) (a)(d)	5,297,095	5,233,143
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $36,001,703)		34,404,414

OTHER GOVERNMENT RELATED SECURITIES - 0.0%(e)	Par	Value
Electricite de France SA, 3.63%, 10/13/2025 (Callable 07/13/2025) (a)	1,966,000	1,952,603
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $1,948,055)		1,952,603

SHORT-TERM INVESTMENTS - 17.0%		Value
Commercial Paper - 3.0%	Par
ADVENTIST HEALTH SYS WEST, 4.96%, 04/17/2025 (f)	48,050,000	47,938,880
BRUNSWICK CORP, 5.07%, 04/10/2025 (f)	34,552,000	34,504,311
COMMONSPIRIT HEALTH, 4.91%, 04/23/2025 (f)	52,825,000	52,660,920
CROWN CASTLE INTL CORP, 4.93%, 04/29/2025 (f)	54,900,000	54,683,754
DENTSPLY SIRONA INC, 5.35%, 04/02/2025 (f)	28,000,000	27,992,196
DENTSPLY SIRONA INC, 5.36%, 04/04/2025 (f)	9,000,000	8,994,979
FMC CORP DISC COML PAPER 4/A2, 5.20%, 04/21/2025 (f)	11,675,000	11,640,022
		238,415,062

Money Market Funds - 1.8%	Shares
First American Government Obligations Fund - Class U, 4.29% (g)	150,388,209	150,388,209

U.S. Treasury Bills - 12.2%	Par
4.23%, 07/31/2025 (f)	110,000,000	108,458,259
4.22%, 08/07/2025 (f)	390,000,000	384,230,601
4.18%, 09/18/2025 (f)	190,000,000	186,330,361
4.27%, 10/02/2025 (f)	322,500,000	315,789,636
		994,808,857
TOTAL SHORT-TERM INVESTMENTS (Cost $1,383,706,649)		1,383,612,128

TOTAL INVESTMENTS - 98.9% (Cost $8,040,653,297)		8,060,838,503
Other Assets in Excess of Liabilities - 1.1%		92,056,041
TOTAL NET ASSETS - 100.0%		$8,152,894,544
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $1,814,169,708 or 22.3% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown is the annualized effective yield as of March 31, 2025.
(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Ultra Short Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$4,077,498,816	$–	$4,077,498,816
U.S. Treasury Securities	–	1,060,701,035	–	1,060,701,035
Asset-Backed Securities	–	1,007,895,099	–	1,007,895,099
Non-Agency Commercial Mortgage-Backed Securities	–	449,208,845	–	449,208,845
Municipal Bonds	–	45,565,563	–	45,565,563
Non-Agency Residential Mortgage-Backed Securities	–	34,404,414	–	34,404,414
Other Government Related Securities	–	1,952,603	–	1,952,603
Commercial Paper	–	238,415,062	–	238,415,062
Money Market Funds	150,388,209	–	–	150,388,209
U.S. Treasury Bills	–	994,808,857	–	994,808,857
Total Investments	$150,388,209	$7,910,450,294	$–	$8,060,838,503

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.